17. COMPARATIVE AMOUNTS	12 Months Ended
Dec. 31, 2019
Notes
17. COMPARATIVE AMOUNTS	17. COMPARATIVE AMOUNTS Certain of the prior year’s amounts have been reclassified to conform with the current year’s presentation.